Statement of Changes in Stockholder's Deficit - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member] FUTURETECH II ACQUISITION CORP [Member]	Common Stock [Member] Common Class B [Member] FUTURETECH II ACQUISITION CORP [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] FUTURETECH II ACQUISITION CORP [Member]	Retained Earnings [Member]	Retained Earnings [Member] FUTURETECH II ACQUISITION CORP [Member]	Total	FUTURETECH II ACQUISITION CORP [Member]
Balance at Dec. 31, 2022			$ 64	$ 288				$ (3,229,704)		$ (3,229,352)
Balance, shares at Dec. 31, 2022			635,075	2,875,000
Net income (Loss)								2,911,502		2,911,502
Excise tax payable								(642,389)		(642,389)
Capital contribution								1,013,297		1,013,297
Accretion to redemption value								(6,552,136)		(6,552,136)
Balance at Dec. 31, 2023			$ 64	$ 288				(6,499,430)		(6,499,078)
Balance, shares at Dec. 31, 2023			635,075	2,875,000
Net income (Loss)								129,577		129,577
Accretion to redemption value								(615,511)		(615,511)
Excise tax payable								(362,820)		(362,820)
Capital contribution								48,666		48,666
Balance at Mar. 31, 2024			$ 64	$ 288				(7,299,518)		(7,299,166)
Balance, shares at Mar. 31, 2024			635,075	2,875,000
Balance at Dec. 31, 2023			$ 64	$ 288				(6,499,430)		(6,499,078)
Balance, shares at Dec. 31, 2023			635,075	2,875,000
Net income (Loss)										85,119
Balance at Jun. 30, 2024			$ 64	$ 288				(7,375,020)		(7,374,668)
Balance, shares at Jun. 30, 2024			635,075	2,875,000
Balance at Dec. 31, 2023			$ 64	$ 288				(6,499,430)		(6,499,078)
Balance, shares at Dec. 31, 2023			635,075	2,875,000
Net income (Loss)								(746,953)		(746,953)
Accretion to redemption value								(1,518,400)		(1,518,400)
Excise tax payable								(527,698)		(527,698)
Capital contribution								437,456		437,456
Conversion of Class B common stock to Class A common stock			$ 288	$ (288)
Conversion of Class B common stock to Class A common stock, shares			2,875,000	(2,875,000)
Balance at Dec. 31, 2024			$ 352					(8,855,025)		(8,854,673)
Balance, shares at Dec. 31, 2024			3,510,075
Balance at Mar. 31, 2024			$ 64	$ 288				(7,299,518)		(7,299,166)
Balance, shares at Mar. 31, 2024			635,075	2,875,000
Net income (Loss)								(44,457)		(44,457)
Accretion to redemption value								(340,436)		(340,436)
Capital contribution								309,391		309,391
Balance at Jun. 30, 2024			$ 64	$ 288				(7,375,020)		(7,374,668)
Balance, shares at Jun. 30, 2024			635,075	2,875,000
Balance at Dec. 31, 2024			$ 352					(8,855,025)		(8,854,673)
Balance, shares at Dec. 31, 2024			3,510,075
Net income (Loss)								(289,673)		(289,673)
Accretion to redemption value								(227,396)		(227,396)
Balance at Mar. 31, 2025			$ 352					(9,372,094)		(9,371,742)
Balance, shares at Mar. 31, 2025			3,510,075
Balance at Dec. 31, 2024			$ 352					(8,855,025)		(8,854,673)
Balance, shares at Dec. 31, 2024			3,510,075
Net income (Loss)										(370,320)
Balance at Jun. 30, 2025			$ 352					(9,584,062)		(9,583,710)
Balance, shares at Jun. 30, 2025			3,510,075
Balance at Mar. 31, 2025			$ 352					(9,372,094)		(9,371,742)
Balance, shares at Mar. 31, 2025			3,510,075
Net income (Loss)								(80,647)		(80,647)
Accretion to redemption value								(131,321)		(131,321)
Balance at Jun. 30, 2025			$ 352					$ (9,584,062)		$ (9,583,710)
Balance, shares at Jun. 30, 2025			3,510,075
Balance at Jul. 02, 2025
Balance, shares at Jul. 02, 2025
Issuance of ordinary shares to parent company	[1]
Issuance of ordinary shares to parent company, shares	[1]	1,000
Net income (Loss)							(308)		(308)
Balance at Jul. 11, 2025							$ (308)		$ (308)
Balance, shares at Jul. 11, 2025		100

[1]	Less than $0.01